Significant Accounting Policies, Property and Equipment, net, Inventory (FY) (Details)	12 Months Ended
Dec. 31, 2020
Assets Held Under Capital Leases - Computer, Print and Mail Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	3 years
Assets Held Under Capital Leases - Computer, Print and Mail Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	5 years
Computer, Print and Mail Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	3 years
Computer, Print and Mail Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	15 years
Software [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life description	Lesser of estimated useful life or the term of the related lease